Investments - Additional Information (Narrative) (Details) - USD ($) $ in Millions		1 Months Ended	12 Months Ended
		Mar. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	May 05, 2022	Apr. 01, 2022	Sep. 30, 2021	Dec. 23, 2019	Dec. 20, 2017	Jan. 01, 2017
Gain (Loss) on Securities [Line Items]
Catastrophe bonds, trading, cost			$ 2.9	$ 3.4
Investment in the period			2.0	3.2
Equity method investment, aggregate cost			6.2	3.9	$ 0.9
Other investments, at fair value (2)	[1]		221.3	151.3
Restricted assets			471.3	539.8
Investment in Multiline reinsurer			0.0	0.5
Investment funded			0.0
Available-for-sale investment, allowance for credit loss, increase (decrease)			5.0	2.5
Investment, Identifier [Axis]: Unfunded Commitment, Apollo Real Estate Fund
Gain (Loss) on Securities [Line Items]
Unfunded commitment			5.3
Investment, Identifier [Axis]: Unfunded Commitment, Infrastructure fund
Gain (Loss) on Securities [Line Items]
Unfunded commitment			8.4
Investment, Identifier [Axis]: Unfunded Commitment, Real Estate Fund (Sept 2021)
Gain (Loss) on Securities [Line Items]
Unfunded commitment			3.3
Fair Value, Recurring [Member] | Apollo real estate fund
Gain (Loss) on Securities [Line Items]
Other investments, at fair value (2)			25.3
Real estate fund | Fair Value, Recurring [Member]
Gain (Loss) on Securities [Line Items]
Investments, fair value			221.3	151.3
Commercial mortgage loans
Gain (Loss) on Securities [Line Items]
Fair market value, trading			312.1	211.5
Middle market loans
Gain (Loss) on Securities [Line Items]
Fair market value, trading			106.9	65.4
Privately-held investments
Gain (Loss) on Securities [Line Items]
Fair market value, trading			533.0	307.1
Real estate fund (Dec 2017) | Fair Value, Recurring [Member]
Gain (Loss) on Securities [Line Items]
Investments, fair value			134.6	129.9
Real estate fund (Sept 2021) | Fair Value, Recurring [Member]
Gain (Loss) on Securities [Line Items]
Investments, fair value			40.6
Infrastructure fund | Fair Value, Recurring [Member]
Gain (Loss) on Securities [Line Items]
Investments, fair value			8.2
MVI
Gain (Loss) on Securities [Line Items]
Investment in the period		$ 0.8		0.4
Equity method investment, aggregate cost			0.8	0.5	0.0
Gross realized and unrealized gains (loss)			0.0	0.1	(0.4)
Investment in Multiline reinsurer			0.0	0.0
Digital Re
Gain (Loss) on Securities [Line Items]
Investment in the period			0.0	0.3
Equity method investment, ownership percentage											49.00%
Equity method investment, aggregate cost			0.2	0.2	0.4						$ 2.3
Gross realized and unrealized gains (loss)			0.0	0.0	(0.3)
Investment in Multiline reinsurer			0.0	0.5
Multi-Line Insurer
Gain (Loss) on Securities [Line Items]
Investment in the period			1.6	2.5
Equity method investment, aggregate cost			5.2	3.2	0.5
Other investments, at fair value (2)									$ 5.0
Gross realized and unrealized gains (loss)			(0.4)	0.2	$ 0.0
Investment in Multiline reinsurer			0.0	0.0
Limited Partner | Real estate fund
Gain (Loss) on Securities [Line Items]
Other investments, at fair value (2)			$ 221.3	$ 151.3
Restricted assets							$ 10.0	$ 20.0		$ 100.0
Limited Partner | Real estate fund | Apollo real estate fund
Gain (Loss) on Securities [Line Items]
Restricted assets							$ 30.0
Limited Partner | Infrastructure fund
Gain (Loss) on Securities [Line Items]
Restricted assets						$ 15.0

[1]	Other investments includes related party investments of $25.3 million in Apollo Real Estate Fund and $12.7 million in Apollo Origination Partnership. (3) Cash and cash equivalents includes restricted cash of $232.1 million (2021 — $364.9 million) which are held in trusts.